Quarterly Financial Data (Unaudited) - Schedule of Quarterly Financial Data (Detail) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Statement [Abstract]
Interest Income	$ 13,405	$ 13,370	$ 13,739	$ 13,053	$ 12,976	$ 13,223	$ 12,740	$ 11,762	$ 53,567	$ 50,701	$ 45,970
Net Interest Income	12,558	12,526	12,940	12,235	12,159	12,402	11,916	10,915	50,259	47,392	41,866
Net income	$ 3,631	$ 3,680	$ 5,181	$ 4,725	$ 3,199	$ 3,253	$ 3,122	$ 3,171	$ 17,217	$ 12,745	$ 9,528
Basic Earnings per Common Share	$ 0.39	$ 0.41	$ 0.61	$ 0.55	$ 0.36	$ 0.36	$ 0.35	$ 0.36	$ 1.96	$ 1.43	$ 0.99
Diluted Earnings per Common Share	$ 0.33	$ 0.34	$ 0.47	$ 0.43	$ 0.29	$ 0.30	$ 0.29	$ 0.29	$ 1.57	$ 1.17	$ 0.85